SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 2, 2003

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $66,824

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD                     COM              G02602103     1730 130300.00SH       Sole                130300.00
AMERICAN EXPRESS COMPANY       COM              025816109      518 15600.00 SH       Sole                 15600.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     1944 39321.00 SH       Sole                 39321.00
ANADARKO                       COM              032511107      374  8225.00 SH       Sole                  8225.00
AVITAR INC                     COM              053801106        6 31660.00 SH       Sole                 31660.00
BANK OF NEW YORK CO. INC.      COM              064057102      435 21200.00 SH       Sole                 21200.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1669   781.00 SH       Sole                   781.00
BP AMOCO PLC - SPONS ADR       COM              055622104      613 15880.00 SH       Sole                 15880.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108      751 35535.00 SH       Sole                 35535.00
CISCO SYSTEMS                  COM              17275R102      342 26365.00 SH       Sole                 26365.00
CIT GROUP INC                  COM                             169 10000.00 SH       Sole                 10000.00
CITIGROUP INC                  COM              172967101     1620 47030.00 SH       Sole                 47030.00
COCA COLA COMPANY              COM              191216100      781 19300.00 SH       Sole                 19300.00
COMMONWEALTH INDUSTRIES INC    COM              203004106       79 16000.00 SH       Sole                 16000.00
COMPUTER SCIENCES CORP         COM              205363104      592 18188.00 SH       Sole                 18188.00
CONCORD EFS INC                COM              206197105      940 100000.00SH       Sole                100000.00
CONOCOPHILLIPS                 COM              20825c104     1655 30870.00 SH       Sole                 30870.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     8649 222556.00SH       Sole                222556.00
EMC CORP MASS                  COM              268648102      666 92120.00 SH       Sole                 92120.00
EXXON MOBIL CORP               COM              30231g102     2760 78962.00 SH       Sole                 78962.00
FIRST NATL LINCOLN CP/ME       COM              335716106     1195 35200.00 SH       Sole                 35200.00
GENERAL ELECTRIC               COM              369604103     8902 349080.00SH       Sole                349080.00
GOLDMAN SACHS                  COM              38141g104      755 11092.00 SH       Sole                 11092.00
HEALTHSOUTH CORP               COM              421924101        3 40000.00 SH       Sole                 40000.00
INTEL CORP                     COM              458140100      542 33266.00 SH       Sole                 33266.00
INTERNATIONAL BUSINESS MACHINE COM              459200101      926 11810.00 SH       Sole                 11810.00
INTERPUBLIC GROUP COS INC      COM              460690100      100 10800.00 SH       Sole                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      234  9852.00 SH       Sole                  9852.00
JDS UNIPHASE CORP              COM              46612j101      234 82216.00 SH       Sole                 82216.00
JOHNSON & JOHNSON              COM              478160104     2170 37500.00 SH       Sole                 37500.00
MERCK & COMPANY                COM              589331107     7816 142687.00SH       Sole                142687.00
MERRILL LYNCH & CO             COM              590188108      260  7334.00 SH       Sole                  7334.00
MICROSOFT                      COM              594918104      406 16750.00 SH       Sole                 16750.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      528 13760.00 SH       Sole                 13760.00
NEWTON FINANCIAL CORP          COM              652772104      270  8400.00 SH       Sole                  8400.00
PEPSICO                        COM              713448108     1786 44658.00 SH       Sole                 44658.00
PFIZER                         COM              717081103     1611 51693.00 SH       Sole                 51693.00
PNC BANK                       COM              693475105      381  9000.00 SH       Sole                  9000.00
PROCTER & GAMBLE               COM              742718109     2743 30800.00 SH       Sole                 30800.00
SCHERING-PLOUGH CORP.          COM              806605101      363 20375.00 SH       Sole                 20375.00
SEAGATE TECHNOLOGY HOLDINGS    COM                             206 20000.00 SH       Sole                 20000.00
STATE STREET CORP COM          COM              857477103      585 18500.00 SH       Sole                 18500.00
SUN LIFE FINANCIAL SERVICES OF COM                             188 10000.00 SH       Sole                 10000.00
TXU CORPORATION                COM              873168108      878 49180.00 SH       Sole                 49180.00
UNITED TECHNOLOGIES CORP       COM              913017109     1033 17875.00 SH       Sole                 17875.00
VALLEY NATIONAL BANCORP        COM              919794107      421 17091.00 SH       Sole                 17091.00
VERIZON COMMUNICATIONS         COM              92343v104      564 15960.00 SH       Sole                 15960.00
WACHOVIA CORP                  COM              929903102      603 17700.00 SH       Sole                 17700.00
WELLS FARGO & CO               COM              949746101      216  4800.00 SH       Sole                  4800.00
WILMINGTON TRUST CORPORATION   COM              971807102     2947 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1197 31640.00 SH       Sole                 31640.00
AIM PREMIER EQUITY FUND CL B   MF               008879728       85 12186.040SH       Sole                12186.040
MERRILL LYNCH FOCUS 20- CL B   MF                               84 74262.554SH       Sole                74262.554
ML LARGE CAP GROWTH FUND CL-B  MF                              300 51259.712SH       Sole                51259.712